Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of lease obligations

Lease liabilities as of December 31 are as follows:

	2025			2024
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Tolling agreement lease liability	25,233	2,741	27,974	32,009	3,463	35,472
Other leases	32,196	9,513	41,709	24,576	9,404	33,980
Total	57,429	12,254	69,683	56,585	12,867	69,452

Schedule of effect on components of consolidated financial statements

	2025	2024
	US$'000	US$'000
Balance at January 1,	(69,452)	(66,250)
Additions	(14,671)	(17,486)
Lease modification	12,161	—
Disposals and other	330	224
Interest	(5,906)	(5,935)
Lease payments	16,185	16,201
Exchange differences	(8,330)	3,794
Balance at December 31,	(69,683)	(69,452)

Schedule of leases presented in the statement of financial position

	2025	2024
	US$'000	US$'000
Non-current assets (Note 8)
Leased land and buildings	34,859	28,436
Leased plant and machinery	58,497	51,524
Accumulated depreciation	(52,955)	(46,286)

Non-current liabilities
Lease liabilities	(57,429)	(56,585)

Current liabilities
Lease liabilities	(12,254)	(12,867)

Schedule of leases presented in the consolidated income statement

	2025	2024
	US$'000	US$'000
Depreciation and amortization charges
Depreciation of right-of-use assets	6,669	3,746

Finance costs
Interest expense on lease liabilities	5,906	5,935

Exchange differences
Currency translation losses on lease liabilities	(8,330)	3,794
Currency translation gains on right-of-use assets	2,902	(1,055)

Schedule of leases presented in the statement of cash flows

	2025	2024
	US$'000	US$'000
Payments for:
Principal	10,279	10,266
Interest	5,906	5,935